Business Combination (Details) - Schedule of represents their assets and liabilities	Dec. 31, 2021 USD ($)
Schedule of represents their assets and liabilities [Abstract]
Cash and cash equivalents	$ 28,148
Other current assets	11,973
Current liabilities	(68,882)
Loss for the year	16,041
Additional paid in capital	$ 12,720